Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions)
Balance at beginning of period
Goodwill	¥2,559,390	¥2,539,874
Accumulated impairment losses	(1,751,780)	(2,085,499	)(1)

	807,610	454,375
Goodwill acquired during the six months(2)	—	2,858
Foreign currency translation adjustments and other	2,955	(65,132)

Balance at end of period
Goodwill	2,562,345	2,477,600
Accumulated impairment losses	(1,751,780)	(2,085,499)

	¥810,565	¥392,101

Notes:	(1)	The MUFG Group recognized ¥333,719 million in impairment of goodwill in the second half of the fiscal year ended March 31, 2016. For more information, see Note 6 to the consolidated financial statements for the fiscal year ended March 31, 2016.
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Other Intangible Assets

The table below presents the net carrying amount by major class of other intangible assets at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in millions)
Intangible assets subject to amortization:
Software	¥686,948	¥682,598
Core deposit intangibles	60,465	48,613
Customer relationships	196,011	169,365
Trade names	54,164	48,766
Other	8,278	6,496

Total	1,005,866	955,838
Intangible assets not subject to amortization:
Other	9,284	9,169

Total	¥1,015,150	¥965,007

The impairment losses on other intangible assets for the six months ended September 30, 2015 and 2016 were ¥213 million and ¥968 million, respectively, which are included in Impairment of intangible assets in the accompanying condensed consolidated statements of income. The intangible assets were valued based on discounted expected future cash flows.